UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4244

SOUND SHORE FUND, INC.

3435 Stelzer Road

Columbus, OH 43219

(800) 754-8758

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2009

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

STATEMENT OF NET ASSETS

MARCH 31, 2009 (Unaudited)

	Share Amount	Market Value
Common Stock (93.8%)
Consumer Discretionary (9.5%)
Comcast Corp., Class A	3,248,600	$44,310,904
Time Warner Cable, Inc.	576,059	14,286,263
Time Warner, Inc.	2,385,666	46,043,354
Washington Post Co., Class B	108,800	38,852,480

		143,493,001

Consumer Staples (12.1%)
Coca-Cola Co.	1,115,000	49,004,250
Dr Pepper Snapple Group, Inc.†	1,770,800	29,944,228
Kimberly-Clark Corp.	608,300	28,048,713
Unilever NV NY ADR	1,877,100	36,791,160
Wal-Mart Stores, Inc.	748,200	38,981,220

		182,769,571

Diversified Financials (5.3%)
Charles Schwab Corp.	1,835,600	28,451,800
Credit Suisse Group AG ADR	1,668,200	50,863,418

		79,315,218

Energy (13.9%)
Devon Energy Corp.	1,015,200	45,369,288
El Paso Corp.	3,388,400	21,177,500
Marathon Oil Corp.	1,564,800	41,138,592
Royal Dutch Shell PLC Class A, ADR	580,100	25,698,430
Schlumberger, Ltd.	814,300	33,076,866
Spectra Energy Corp.	3,066,200	43,356,068

		209,816,744

Health Care (8.0%)
Aetna, Inc.	1,154,200	28,081,686
Baxter International, Inc.	434,900	22,275,578
Boston Scientific Corp.†	5,391,700	42,864,015
Cardinal Health, Inc.	850,300	26,767,444

		119,988,723

Industrials (2.1%)
Southwest Airlines Co.	5,062,900	32,048,157

Insurance (15.7%)
AON Corp.	852,500	34,799,050
Berkshire Hathaway, Inc., Class A†	702	60,863,400
Chubb Corp.	1,108,000	46,890,560
Marsh & McLennan Cos., Inc.	2,307,300	46,722,825
Progressive Corp.†	3,540,600	47,585,664

		236,861,499

Pharmaceuticals (7.6%)
Abbott Laboratories	544,800	25,986,960
Novartis AG ADR	1,094,900	41,420,067
Pfizer, Inc.	3,522,100	47,971,002

		115,378,029

Technology (14.0%)
Citrix Systems, Inc.†	1,138,000	25,764,320
Flextronics International, Ltd.†	11,286,400	32,617,696
Intuit, Inc.†	1,445,300	39,023,100
Symantec Corp.†	2,766,400	41,330,016
Texas Instruments, Inc.	2,827,200	46,677,072
Visa, Inc., Class A	448,600	24,942,160

		210,354,364

Utilities (5.6%)
AES Corp.†	5,190,400	30,156,224
Duke Energy Corp.	938,900	13,445,048
Exelon Corp.	914,300	$41,500,077

		85,101,349

Total Common Stock (cost $1,767,592,717)		$1,415,126,655

Short-Term Investments (5.5%)
Money Market Fund (4.5%)
CitiFunds Institutional U.S. Treasury Reserves, 0.19% (cost $67,421,188) (a)	67,421,188	$67,421,188

	Principal
U.S. Treasury Obligation (1.0%)
U.S. Treasury Bill, 0.16%, 6/25/09 (cost $14,994,333) (a)	15,000,000	14,994,690

Total Short-Term Investments (cost $82,415,521)		$82,415,878

Total Investments (99.3%) (cost $ 1,850,008,238) *		$1,497,542,533

Other Assets less Liabilities (0.7%)		9,849,263

Net Assets (100.0%) (shares outstanding 71,558,271)		$1,507,391,796

Net Asset Value (offering and redemption price per share)		$21.07

(a)	Rate represents current yield as of March 31, 2009.
†	Non-income producing security.
ADR	American Depositary Receipt
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$56,106,413
Gross Unrealized Depreciation	(408,572,118)

Net Unrealized Depreciation	$(352,465,705)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Effective January 1, 2008, the Fund adopted SFAS 157. There was no impact to the Fund’s net assets or results of operations upon adoption.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1	$1,497,542,533
Level 2	—
Level 3	—

Total Investments	$1,497,542,533

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: May 27, 2009

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, Treasurer

Date: May 27, 2009